SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2013
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 -              SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2013 and 2012 are presented below:

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,693,446	$11,060,224	$11,814,420	$4,994,855
Expenses	323,554	186,938	190,394	207,322

Net income	$3,369,892	$10,873,286	$11,624,026	$4,787,533

Net income per unit	$0.257	$0.829	$0.886	$0.364

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,278,048	$10,333,266	$13,968,405	$6,578,607
Expenses	214,787	200,981	212,068	293,158

Net income	$3,063,261	$10,132,285	$13,756,337	$6,285,449

Net income per unit	$0.233	$0.772	$1.049	$0.479